Consolidated Statements of Cash Flows - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Cash flows from operating activities:
Net loss from continuing operations		$ (279,281)
Net income (loss)	$ 373,939	(279,281)	(32,829)
Adjustments for:
Depreciation expense	37,087	40,131
Gain (loss) from sale of furniture and equipment	(10,238)	8,331
Written off of rental deposits		27,260
Impairment of leasehold improvements and equipment		55,919
Deferred taxes	129,322	(43,930)
Changes in:
Other receivables	(31,730)	104,305
Prepaid expenses and other current assets	(51,510)	(1,531)
Accounts payable, other payables and accruals	173,539	(1,576)
Deferred revenue	367,000	(326)
Income tax payable	28,938
Net cash used in operating activities - continuing operations		(90,698)	(2,500)
Adjustments to reconcile net loss to net cash provided by discontinued operations:
Loss before tax from discontinuing operations			(30,329)
Changes in assets and liabilities			30,602
Net cash provided by operating activities - discontinuing operations			273
Net cash provided by operating activities	1,016,347	(90,698)	(2,227)
Cash flows from investing activities:
Additions to leasehold improvements and equipment	(116,122)	(2,023)
Proceeds from sale of furniture and equipment	8,806	2,051
Acquisition of subsidiary, net of cash acquired		68,693
Net cash (used in)/provided by investing activities	(107,316)	68,721
Cash flows from financing activities:
Amount due to related parties	74,941	210,017	2,500
Net cash provided by financing activities - continuing operations		210,017	2,500
Net cash used in financing activities - discontinuing operations			(5,600)
Net cash provided by financing activities	74,941	210,017	(3,100)
Effect of exchange rate changes on cash and cash equivalents	(7,389)	1,170
Net increase in cash and cash equivalents	976,583	189,210	(5,327)
Cash and cash equivalents at the beginning of year	189,210		5,327
Cash and cash equivalents at the end of year	1,165,793	189,210
Supplemental disclosure of non-cash investing and financing activities:
Income tax paid	9,113
Right-of-use assets obtained in exchange for operating lease obligations	$ 197,524
Net liabilities discharged by former owners as part of changes in control			$ 16,467